Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 544,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	75,195.45
Total Offset Amount	0.00
Net Fee	$ 75,195.45